Related party transactions (Details) (Sterling Group Parters I, L.P.)	0 Months Ended
Aug. 20, 2012
Sterling Group Parters I, L.P.
Related Party Transaction [Line Items]
Common shares distributed by Sterling to its limited and general partners	4,626,265